Putnam Capital Opportunities Fund
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam Capital Opportunities Fund	Class A		Class B		Class C		Class M		Class R		Class R5	Class R6	Class Y
Management fees	0.62%		0.62%		0.62%		0.62%		0.62%		0.62%	0.62%	0.62%
Distribution and service (12b-1) fees	0.25%		1.00%		1.00%		0.75%		0.50%
Other expenses	0.31%	[1]	0.31%	[1]	0.31%	[1]	0.31%	[1]	0.31%	[1]	0.23%	0.13%	0.31%	[1]
Total annual fund operating expenses	1.18%		1.93%		1.93%		1.68%		1.43%		0.85%	0.75%	0.93%
[1]	Restated to reflect current fees resulting from a change to the fund's investor servicing arrangements effective September 1, 2016.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example - Putnam Capital Opportunities Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	688	928	1,187	1,924
Class B	696	906	1,242	2,059
Class C	296	606	1,042	2,254
Class M	515	861	1,231	2,267
Class R	146	452	782	1,713
Class R5	87	271	471	1,049
Class R6	77	240	417	930
Class Y	95	296	515	1,143

Expense Example, No Redemption - Putnam Capital Opportunities Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	196	606	1,042	2,059
Class C	196	606	1,042	2,254